September 1, 2023

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

RE:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its
Massachusetts Mutual Variable Life Separate Account I (“Registrant”)
Post-Effective Amendment No. 7 to Registration Statement on Form N-6
Prospectus Title: Apex VUL® (“Apex”)
File Nos.: 333-229670, 811-08075

Commissioners:

On behalf of the Depositor and the Registrant, I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 referenced above.

The purpose of this filing is to reflect certain changes for Apex policies issued after March 22, 2024.

A request for selective review of this filing will be submitted under separate cover in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). A more detailed explanation of the changes for Apex policies issued after March 22, 2024 is included within the request for selective review.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing.

I may be reached at (860) 562-2445 or at angelabrown@massmutual.com.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown

Lead Counsel, Life Insurance Product & Operations

Massachusetts Mutual Life Insurance Company

Enclosure

Massachusetts Mutual Life Insurance Company (MassMutual) and affiliates • Springfield, MA 01111-0001 • (413) 788-8411